Share-based payments - Unrecognized Share-based Compensation Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unrecognized Share-based Compensation Cost
Total unrecognized expense	$ 24,466	$ 13,753
EDIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 14,234	$ 4,896
Weighted average years over which it is expected to be recognized	3 years 4 months 6 days	1 year 5 months 12 days
ELTIP | Time vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 0	$ 17
Weighted average years over which it is expected to be recognized	0 years	1 month 13 days
ELTIP | Performance vesting shares
Unrecognized Share-based Compensation Cost
Unrecognized cost	$ 10,232	$ 8,840
Weighted average years over which it is expected to be recognized	1 year 9 months	1 year 9 months 3 days